SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Table Abstract
Property and equipment estimated useful lives
Asset Classification	Useful life

Laboratory equipment	5 years
Computer equipment	3 years
Office equipment and fixtures	5 years